MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable Securities [Text Block]
NOTE 4:-     MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2012				2013
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$20	$427	$407	$-	$3	$410
Commercial bonds	192	-	45	237	190	-	25	215
Equity funds	118	-	108	226	119	-	110	229

Total available-for-sale marketable securities	$717	$-	$173	$890	$716	$-	$138	$854

The amortized costs of available-for-sale debt securities at December 31, 2013, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due in one year or less	$597	$28	$-	$625

	$597	$28	$-	$625

The actual maturity dates may differ from the contractual maturities because debtors may have the right to call or prepay obligations without penalties.

The following is the change in the other comprehensive income of available-for-sale securities during 2012:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2012	$145

Unrealized loss from available-for-sale securities	28

Other comprehensive income from available-for-sale securities as of December 31, 2012	$173

The following is the change in the other comprehensive income of available-for-sale securities during 2013:
Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2013	$173

Unrealized gain from available-for-sale securities	(35)

Other comprehensive income from available-for-sale securities as of December 31, 2013	$138